FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities	$ 6,663	$ 358
Total Securities	6,663	358
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Total Securities
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading securities
Total Securities
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in income on derivatives		$ 399